Equity Method Investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Aggregate amount	¥ 0	¥ 833		¥ 1,425
Percentage of equity interest				35.00%
Pro rata share of losses		¥ 22	¥ 120
Impairment losses	¥ 833